Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Net income	$ 810.1	$ 414.0
Government decommissioning assistance	(15.7)	(11.0)
Depletion, depreciation and impairment (reversal)	(111.5)	(198.6)
Provisions loss (gain)	(0.3)	1.2
Financing	15.8	15.4
Share-based compensation	4.7	2.3
Unrealized risk management loss (gain)	(8.6)	2.6
Foreign exchange loss (gain)	0.7	(0.2)
Deferred income tax recovery	(246.4)	0.0
Decommissioning expenditures	(18.8)	(8.1)
Onerous office lease settlements	(9.2)	(9.1)
Financing fees paid	0.0	(4.7)
Other	1.2	0.0
Change in non-cash working capital	34.8	(5.1)
Cash flows from (used in) operating activities	456.8	198.7
Investing activities
Capital expenditures	(314.8)	(140.9)
Business acquisition	0.0	(33.7)
Property acquisitions	(4.6)	(0.1)
Change in non-cash working capital	28.6	18.1
Cash flows from (used in) investing activities	(290.8)	(156.6)
Financing activities
Decrease in long-term debt	(216.5)	(73.5)
Issuance of senior unsecured notes, net of discount	125.0	0.0
Advance of PROP limited recourse loan	0.0	16.3
Repayment of senior secured notes/PROP limited recourse loan	(71.6)	(5.4)
Financing fees paid	(6.5)	0.0
Lease liabilities settlements	(4.3)	(4.4)
Exercised compensation plans	1.4	(0.1)
Issuance of common shares, net of costs	0.0	24.2
Cash flows from (used in) financing activities	(172.5)	(42.9)
Change in cash and cash equivalents	(6.5)	(0.8)
Cash and cash equivalents, beginning of year	7.3	8.1
Cash and cash equivalents, end of year	$ 0.8	$ 7.3